Financial Risk Management	12 Months Ended
Dec. 31, 2021
Financial Risk Management
Financial Risk Management

Note 24. Financial Risk Management

Through its business activities, the Company is exposed to various types of financial risk: foreign exchange risk, credit risk and liquidity risk.

Foreign exchange risk

On July 15, 2020, the Company closed its initial public offering on the Nasdaq Global Market for aggregate gross proceeds of USD 107.7 million and, in 2021, raised funds pursuant to its "At-The-Market" program for aggregate gross proceeds of approximately USD 31.9 million (see Note 1.2, "Significant events of 2021"). The nature of the company exposure to the foreign exchange risk has changed as a significant part of its liquidity are denominated in US dollars.

The Company decided not to immediately convert the entire cash obtained through the capital increase into euros,  as some of that cash will be used to cover expenses denominated in US dollars over the coming years. Nevertheless, the Company incurs the majority of its expenses in euros and some of its USD cash resources may therefore have to be converted into euros in order to meet its business needs, thereby exposing the Company to foreign exchange risk.

Until May 14, 2021, three foreign currency forward contracts were in place for a total amount of USD 60 million to protect the value of the Company's dollar-denominated investments against exchange rate fluctuations between the euro and the dollar. As these contracts have expired, the Company's financial position could be further affected by adverse fluctuations in the exchange rate between the euro and the dollar, which are difficult to predict.

However, the Company has taken the appropriate steps to ensure that hedging instruments can be put in place at any time to protect its activities against exchange rate fluctuations, whenever it deems necessary and in accordance with its investment policy.

The table below shows, at December 31, 2021, the sensitivity analysis of the Company's assets dominated in US Dollar under the reasonable assumption of a variation of 5% based on the exchange rate at the closing date, to which the Company is exposed:

		Impact of a 5%
	Fair Value as of	change in
(in thousands of euros)	December 31, 2021	fair value
Cash and cash equivalents dominated in US Dollar	41,276	(1,966)
Short-term deposit accounts dominated in US Dollar	8,829	(420)

Credit risk

Credit risk arises from cash and cash equivalents and deposits with banks and financial institutions, as well as from client exposures.

The Company’s exposure to credit risk chiefly relates to trade receivables. The Company has put in place a system to monitor its receivables and their payment and clearance.

Generally, the Company is not exposed to a concentration of credit risk given the outstanding trade receivables balance at each reporting date.

Liquidity risk

Liquidity risk management aims to ensure that the Company disposes of sufficient liquidity and financial resources to be able to meet present and future obligations.

The Company prepares short-term cash forecasts and annual operating cash flow forecasts as part of its budget procedures.

Prudent liquidity risk management involves maintaining sufficient liquidity, having access to financial resources through appropriate credit facilities and being able to unwind market positions.

The Company’s operations have consumed substantial amounts of cash since inception. Developing pharmaceutical product candidates, including conducting clinical trials, is expensive, lengthy and risky, and the Company expects its research and development expenses to increase substantially in connection with its ongoing activities. Accordingly, the Company will continue to require substantial additional capital to continue its clinical development activities and potentially engage in commercialization activities.

At the date of approval of these consolidated financial statements, the Company considers it will be able to finance its activities until the first quarter of 2023 (see Note 3.26 “Going concern” for more details).